SEGMENTED INFORMATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenues	$ 15,549	$ 15,550
Expenses:
Operating expenses	(14,436)	(15,579)
Exploration and evaluation	(15,238)	(15,457)
General and administrative	(7,811)	(7,189)
Impairment reversal (expense)	0	(6,086)
Total expenses	(37,485)	(44,311)
Segment income (loss)	(21,936)	(28,761)
Revenues - supplemental:
Environmental services	8,974	9,298
Management fees	1,966	2,013
Toll milling services	0
Toll milling services - deferred revenue (note 13)	4,609	4,239
Revenues	15,549	15,550
Capital additions:
Property, plant and equipment	948	19,096
Long-lived assets:
Plant and equipment - Cost	105,493	103,430
Plant and equipment - Accumulated depreciation	(27,715)	(24,086)
Mineral properties	179,481	178,947
Property, plant and equipment	257,259	258,291
Mining
Disclosure of operating segments [line items]
Revenues	4,609	4,239
Expenses:
Operating expenses	(6,090)	(7,159)
Exploration and evaluation	(15,238)	(15,457)
General and administrative	(17)	(17)
Impairment reversal (expense)	0	(6,086)
Total expenses	(21,345)	(28,719)
Segment income (loss)	(16,736)	(24,480)
Revenues - supplemental:
Environmental services	0	0
Management fees	0	0
Toll milling services	0
Toll milling services - deferred revenue (note 13)	4,609	4,239
Revenues	4,609	4,239
Capital additions:
Property, plant and equipment	637	19,001
Long-lived assets:
Plant and equipment - Cost	99,994	98,737
Plant and equipment - Accumulated depreciation	(24,349)	(20,982)
Mineral properties	179,481	178,947
Property, plant and equipment	255,126	256,702
Closed Mines Group
Disclosure of operating segments [line items]
Revenues	8,974	9,298
Expenses:
Operating expenses	(8,346)	(8,211)
Exploration and evaluation	0	0
General and administrative	0	0
Impairment reversal (expense)	0	0
Total expenses	(8,346)	(8,211)
Segment income (loss)	628	1,087
Revenues - supplemental:
Environmental services	8,974	9,298
Management fees	0	0
Toll milling services	0
Toll milling services - deferred revenue (note 13)	0	0
Revenues	8,974	9,298
Capital additions:
Property, plant and equipment	273	95
Long-lived assets:
Plant and equipment - Cost	4,591	4,399
Plant and equipment - Accumulated depreciation	(3,062)	(2,927)
Mineral properties	0	0
Property, plant and equipment	1,529	1,472
Corporate and Other
Disclosure of operating segments [line items]
Revenues	1,966	2,013
Expenses:
Operating expenses	0	(209)
Exploration and evaluation	0	0
General and administrative	(7,794)	(7,172)
Impairment reversal (expense)	0	0
Total expenses	(7,794)	(7,381)
Segment income (loss)	(5,828)	(5,368)
Revenues - supplemental:
Environmental services	0	0
Management fees	1,966	2,013
Toll milling services	0
Toll milling services - deferred revenue (note 13)	0	0
Revenues	1,966	2,013
Capital additions:
Property, plant and equipment	38	0
Long-lived assets:
Plant and equipment - Cost	908	294
Plant and equipment - Accumulated depreciation	(304)	(177)
Mineral properties	0	0
Property, plant and equipment	$ 604	$ 117